JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 42.3%
Aerospace & Defense — 0.7%
Boeing Co. (The)
4.88%, 5/1/2025	200,000	224,689
2.20%, 2/4/2026	125,000	125,534
Howmet Aerospace, Inc. 5.90%, 2/1/2027	50,000	58,016
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	25,625
TransDigm, Inc. 6.25%, 3/15/2026 (a)	50,000	52,704

		486,568

Air Freight & Logistics — 0.1%
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	50,000	53,466

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,000	12,630
5.75%, 4/20/2029 (a)	24,750	26,550
United Airlines, Inc. 4.38%, 4/15/2026 (a)	33,000	34,196

		73,376

Auto Components — 0.3%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	43,400
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027 (b)	50,000	53,020
Clarios Global LP 6.25%, 5/15/2026 (a)	40,000	42,708
Dana, Inc. 5.38%, 11/15/2027	30,000	31,875
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	39,000	39,778
Icahn Enterprises LP 5.25%, 5/15/2027	40,000	41,007

		251,788

Automobiles — 1.3%
BMW US Capital LLC (Germany) 3.90%, 4/9/2025 (a)	150,000	166,070
Hyundai Capital America
4.13%, 6/8/2023 (a)	150,000	160,021
1.80%, 10/15/2025 (a)	200,000	202,460
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	200,000	213,522
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	216,631

		958,704

Investments	Principal Amount ($)	Value ($)
Banks — 12.0%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	200,000	224,980
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a)(c)	200,000	217,600
Australia & New Zealand Banking Group Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a)(c)	200,000	208,226
Banco Santander SA (Spain) 2.75%, 5/28/2025	200,000	211,988
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	214,118
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	250,000	259,462
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	125,000	126,570
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (a)	250,000	259,214
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	200,000	205,867
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	200,000	216,942
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a)(c)	200,000	219,533
4.38%, 9/28/2025 (a)	200,000	222,831
CIT Group, Inc. 6.13%, 3/9/2028	35,000	42,350
Citigroup, Inc.
(SOFR + 1.67%), 1.68%, 5/15/2024 (c)	200,000	204,907
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	85,521
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	214,635
Citizens Bank NA 2.25%, 4/28/2025	250,000	261,476
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a)(c)	250,000	247,779
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	200,000	220,475
(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(c)	250,000	255,945
Danske Bank A/S (Denmark)

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a)(c)	200,000	201,041
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	207,239
Fifth Third Bancorp 2.38%, 1/28/2025	150,000	157,744
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	213,502
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	203,266
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	202,518
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	209,574
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	200,000	208,884
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	203,002
(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	211,955
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	200,000	205,852
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	215,588
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	208,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	200,000	201,014
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	200,000	216,480
4.25%, 4/14/2025 (a)	200,000	218,211
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a)(c)	200,000	210,806

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a)(c)	200,000	210,543
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	200,000	219,092
2.35%, 1/15/2025	200,000	209,718
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	200,885
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	156,392
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	150,000	155,841

		8,768,518

Beverages — 0.3%
Constellation Brands, Inc. 4.25%, 5/1/2023	150,000	160,663
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	85,000	85,156

		245,819

Biotechnology — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	25,000	24,567

Building Products — 0.2%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	25,000	26,750
Griffon Corp. 5.75%, 3/1/2028	35,000	36,925
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	50,000	51,969
Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	36,925

		152,569

Capital Markets — 3.5%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	150,000	160,997
Credit Suisse Group AG (Switzerland) (SOFR + 1.56%), 2.59%, 9/11/2025 (a)(c)	250,000	261,326
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	154,280
1.69%, 3/19/2026	150,000	151,468
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	200,569
3.50%, 1/23/2025	200,000	217,170

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.50%, 4/1/2025	100,000	109,027
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	150,000	156,572
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	160,594
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	212,380
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	150,000	156,866
MSCI, Inc. 4.00%, 11/15/2029 (a)	35,000	36,301
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	203,433
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	403,551

		2,584,534

Chemicals — 0.6%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	200,000	207,500
CF Industries, Inc. 4.95%, 6/1/2043	15,000	16,973
Chemours Co. (The) 5.75%, 11/15/2028 (a)	40,000	42,754
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	30,000	30,087
NOVA Chemicals Corp. (Canada) 5.00%, 5/1/2025 (a)	35,000	37,270
Olin Corp. 5.63%, 8/1/2029	30,000	32,632
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	40,000	41,652

		408,868

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	35,000	34,475
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	55,000	56,306
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	35,000	37,013
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	60,000	65,625
Stericycle, Inc. 3.88%, 1/15/2029 (a)	30,000	29,925

		223,344

Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (a)	65,000	68,283

Investments	Principal Amount ($)	Value ($)
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	25,000	24,875
MasTec, Inc. 4.50%, 8/15/2028 (a)	45,000	46,969
Weekley Homes LLC 4.88%, 9/15/2028 (a)	30,000	31,116

		102,960

Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland) 4.88%, 1/16/2024	200,000	218,215
Avolon Holdings Funding Ltd. (Ireland) 5.25%, 5/15/2024 (a)	200,000	219,612
Capital One Financial Corp. 3.20%, 2/5/2025	150,000	161,853
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	225,000	236,763
General Motors Financial Co., Inc.
1.05%, 3/8/2024	75,000	75,494
4.00%, 1/15/2025	150,000	163,730
OneMain Finance Corp. 7.13%, 3/15/2026	45,000	52,369
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	100,000	104,929
5.50%, 2/15/2024 (a)	150,000	164,855

		1,397,820

Containers & Packaging — 0.5%
Ball Corp. 4.88%, 3/15/2026	35,000	39,082
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	69,910
Greif, Inc. 6.50%, 3/1/2027 (a)	30,000	31,500
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	40,000	42,600
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	45,000	45,412
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	25,000	27,156
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	54,038
Sealed Air Corp. 4.00%, 12/1/2027 (a)	30,000	31,500

		341,198

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	45,000	48,708

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Diversified Financial Services — 0.2%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	145,000	146,967

Diversified Telecommunication Services — 1.3%
CCO Holdings LLC 5.00%, 2/1/2028 (a)	245,000	256,331
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	40,000	42,500
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	71,902
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	65,000	65,812
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	199,749
Sprint Capital Corp. 8.75%, 3/15/2032	75,000	111,187
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	40,425
Verizon Communications, Inc.
1.45%, 3/20/2026	135,000	136,316

		924,222

Electric Utilities — 1.0%
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	115,000	115,680
NRG Energy, Inc. 6.63%, 1/15/2027	110,000	114,157
Pacific Gas and Electric Co. 1.37%, 3/10/2023	130,000	130,108
PG&E Corp. 5.00%, 7/1/2028	40,000	39,800
Southern California Edison Co. 1.10%, 4/1/2024	150,000	151,077
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	150,000	157,694
5.50%, 9/1/2026 (a)	45,000	46,460
4.38%, 5/1/2029 (a)	4,000	4,023

		758,999

Electrical Equipment — 0.0% (d)
EnerSys 4.38%, 12/15/2027 (a)	25,000	25,859

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 4.25%, 4/1/2028	35,000	36,531
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	41,300

		77,831

Energy Equipment & Services — 0.0% (d)
Oceaneering International, Inc. 4.65%, 11/15/2024	25,000	25,063

Investments	Principal Amount ($)	Value ($)
Entertainment — 0.3%
Cinemark USA, Inc. 4.88%, 6/1/2023	35,000	35,035
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	55,000	56,170
Netflix, Inc. 4.88%, 6/15/2030 (a)	90,000	103,725
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	30,000	30,225

		225,155

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp. 2.40%, 3/15/2025	150,000	156,912
Equinix, Inc. 1.45%, 5/15/2026	140,000	140,664
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	30,000	31,092
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	50,000	53,688
Office Properties Income Trust 2.65%, 6/15/2026	150,000	150,922
RHP Hotel Properties LP 4.75%, 10/15/2027	40,000	40,630
SBA Communications Corp. 3.13%, 2/1/2029 (a)	45,000	43,200
VICI Properties LP 3.50%, 2/15/2025 (a)	65,000	66,209

		683,317

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	110,000	113,850
Rite Aid Corp. 8.00%, 11/15/2026 (a)	50,000	51,901

		165,751

Food Products — 0.5%
Kraft Heinz Foods Co.
4.63%, 1/30/2029	30,000	33,926
6.88%, 1/26/2039	15,000	20,590
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	30,000	32,962
Post Holdings, Inc. 5.63%, 1/15/2028 (a)	75,000	79,234
Viterra Finance BV (Netherlands) 2.00%, 4/21/2026 (a)	200,000	199,431

		366,143

Gas Utilities — 0.4%
AmeriGas Partners LP 5.88%, 8/20/2026	30,000	33,441
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	250,000	250,217

		283,658

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	40,000	41,632
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	40,000	41,448
Hologic, Inc. 3.25%, 2/15/2029 (a)	40,000	39,000

		122,080

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	25,000	26,500
Centene Corp. 4.63%, 12/15/2029	120,000	129,531
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	60,000	58,831
CVS Health Corp. 4.10%, 3/25/2025	150,000	167,164
DaVita, Inc. 4.63%, 6/1/2030 (a)	55,000	56,094
Encompass Health Corp. 4.75%, 2/1/2030	45,000	47,194
HCA, Inc.
5.38%, 9/1/2026	175,000	197,969
5.63%, 9/1/2028	65,000	75,562
Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	129,827
Tenet Healthcare Corp.
5.13%, 11/1/2027 (a)	155,000	161,785
4.25%, 6/1/2029 (a)	10,000	9,996

		1,060,453

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	35,000	35,131
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	25,000	27,500
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	45,000	47,195
Cedar Fair LP 5.38%, 4/15/2027	30,000	30,780
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (e)	200,000	210,242
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	30,000	31,250
MGM Resorts International 5.50%, 4/15/2027	40,000	43,395
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	55,000	55,413
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	40,000	41,610
Station Casinos LLC 5.00%, 10/1/2025 (a)	25,000	25,500

Investments	Principal Amount ($)	Value ($)
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	37,188
Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	50,000	53,752
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)	30,000	32,625
4.63%, 1/31/2032	8,000	8,360

		679,941

Household Durables — 0.6%
Lennar Corp. 4.75%, 5/30/2025	150,000	168,188
Newell Brands, Inc. 4.70%, 4/1/2026 (f)	40,000	44,950
PulteGroup, Inc. 5.50%, 3/1/2026	150,000	175,500
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	45,000	45,090

		433,728

Household Products — 0.2%
Central Garden & Pet Co. 4.13%, 4/30/2031 (a)	35,000	35,132
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	45,000	45,678
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	50,000	52,750

		133,560

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	65,000	65,731

Insurance — 0.7%
Athene Global Funding 0.95%, 1/8/2024 (a)	350,000	351,656
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	165,399

		517,055

IT Services — 0.2%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	30,000	29,475
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	40,000	39,350
Gartner, Inc. 3.75%, 10/1/2030 (a)	30,000	30,114
Square, Inc.
2.75%, 6/1/2026 (a)	17,000	17,138
3.50%, 6/1/2031 (a)	17,000	16,999

		133,076

Leisure Products — 0.1%
Mattel, Inc.
3.38%, 4/1/2026 (a)	14,000	14,511
3.75%, 4/1/2029 (a)	30,000	30,712

		45,223

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	39,850

Machinery — 0.0% (d)
RBS Global, Inc. 4.88%, 12/15/2025 (a)	30,000	30,713

Media — 0.9%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	30,000	30,734
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	30,000	30,291
DISH DBS Corp.
5.88%, 11/15/2024	50,000	53,222
7.75%, 7/1/2026	60,000	68,157
iHeartCommunications, Inc.
8.38%, 5/1/2027	25,000	26,733
5.25%, 8/15/2027 (a)	40,000	41,400
Lamar Media Corp. 4.00%, 2/15/2030	30,000	30,159
Meredith Corp. 6.88%, 2/1/2026	50,000	52,224
News Corp. 3.88%, 5/15/2029 (a)	29,000	29,254
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	40,000	42,300
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	22,000	23,320
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	15,000	14,587
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	35,000	34,037
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	25,000	26,125
5.50%, 7/1/2029 (a)	90,000	97,425
TEGNA, Inc. 5.00%, 9/15/2029	30,000	30,712
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	4,000	4,048
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	47,025

		681,753

Metals & Mining — 0.6%
Allegheny Technologies, Inc. 5.88%, 12/1/2027	30,000	31,762
Arconic Corp. 6.13%, 2/15/2028 (a)	45,000	47,896
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	40,000	43,199

Investments	Principal Amount ($)	Value ($)
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	30,000	32,575
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	40,000	42,220
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	150,000	151,438
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	30,648
Novelis Corp. 5.88%, 9/30/2026 (a)	40,000	41,712

		421,450

Multiline Retail — 0.1%
Macy’s, Inc. 8.38%, 6/15/2025 (a)	40,000	44,200
Nordstrom, Inc. 2.30%, 4/8/2024 (a)	20,000	20,072

		64,272

Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP
5.38%, 9/15/2024	25,000	25,670
7.88%, 5/15/2026 (a)	20,000	22,172
Antero Resources Corp. 5.63%, 6/1/2023	35,000	35,000
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	150,000	164,433
Buckeye Partners LP 4.13%, 12/1/2027	40,000	39,800
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	150,000	174,022
Cheniere Energy Partners LP 4.50%, 10/1/2029	50,000	52,875
CNX Resources Corp. 6.00%, 1/15/2029 (a)	25,000	26,687
Comstock Resources, Inc. 9.75%, 8/15/2026	45,000	48,857
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	35,000	41,074
DCP Midstream Operating LP 5.63%, 7/15/2027	40,000	44,000
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	12,000	12,350
4.88%, 3/30/2026 (e)	10,000	10,347
Energy Transfer LP 4.05%, 3/15/2025	105,000	114,019
EQM Midstream Partners LP 6.00%, 7/1/2025 (a)	40,000	43,300
EQT Corp. 3.90%, 10/1/2027	40,000	42,716
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	150,000	154,553
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	200,000	203,812
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	30,000	31,100

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (e)	50,000	54,875
MPLX LP 4.88%, 12/1/2024	150,000	169,219
NuStar Logistics LP 5.63%, 4/28/2027	40,000	42,257
Occidental Petroleum Corp.
5.88%, 9/1/2025	45,000	48,759
6.13%, 1/1/2031	45,000	49,912
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	100,000	102,470
6.88%, 8/4/2026	30,000	33,145
Range Resources Corp. 4.88%, 5/15/2025	40,000	40,700
Southwestern Energy Co. 7.50%, 4/1/2026	30,000	31,695
Targa Resources Partners LP 6.88%, 1/15/2029	95,000	105,455
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	25,000	27,875
Western Midstream Operating LP 4.75%, 8/15/2028	40,000	42,852

		2,036,001

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	35,000	37,187

Pharmaceuticals — 0.4%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	225,000	243,000
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	15,000	15,122
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	50,000	51,000

		309,122

Real Estate Management & Development — 0.0% (d)
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	35,000	35,855

Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)(b)	45,000	47,419
4.75%, 4/1/2028 (a)	35,000	36,050
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	184,000	185,461

		268,930

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp. 3.88%, 1/15/2027	150,000	164,793
Marvell Technology, Inc. 1.65%, 4/15/2026 (a)	125,000	124,935

Investments	Principal Amount ($)	Value ($)
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	40,000	40,600

		330,328

Software — 0.5%
CDK Global, Inc. 4.88%, 6/1/2027	35,000	36,923
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	35,000	35,563
Nuance Communications, Inc. 5.63%, 12/15/2026	30,000	31,560
Oracle Corp. 1.65%, 3/25/2026	225,000	227,958
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	35,000	37,068

		369,072

Specialty Retail — 0.5%
AutoZone, Inc. 3.63%, 4/15/2025	150,000	164,248
Gap, Inc. (The) 8.88%, 5/15/2027 (a)	30,000	34,794
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	35,000	35,219
L Brands, Inc.
5.25%, 2/1/2028	45,000	48,825
7.50%, 6/15/2029	20,000	23,000
Penske Automotive Group, Inc. 3.50%, 9/1/2025	30,000	30,906
Staples, Inc. 7.50%, 4/15/2026 (a)	45,000	46,674

		383,666

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.
5.13%, 4/15/2029 (a)	9,000	9,233
6.13%, 9/1/2029 (a)	40,000	43,459
Western Digital Corp. 4.75%, 2/15/2026	25,000	27,806

		80,498

Thrifts & Mortgage Finance — 1.4%
BPCE SA (France)
2.38%, 1/14/2025 (a)	250,000	261,125
4.50%, 3/15/2025 (a)	200,000	221,606
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	50,000	51,563
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a)(c)	200,000	210,958
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a)(c)	200,000	215,474
Quicken Loans LLC 3.63%, 3/1/2029 (a)	50,000	48,732

		1,009,458

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tobacco — 0.7%
Altria Group, Inc. 2.35%, 5/6/2025	150,000	157,088
Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	200,000	212,140
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	150,000	166,778

		536,006

Trading Companies & Distributors — 1.1%
Air Lease Corp.
4.25%, 2/1/2024	150,000	162,958
2.30%, 2/1/2025	200,000	206,221
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	150,000	169,099
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	30,000	31,613
Imola Merger Corp. 4.75%, 5/15/2029 (a)	42,000	42,420
United Rentals North America, Inc. 4.88%, 1/15/2028	100,000	105,630
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	70,000	77,612

		795,553

Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	40,000	44,350
Sprint Corp. 7.63%, 3/1/2026	120,000	145,800
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	162,788
2.25%, 2/15/2026	60,000	60,507
4.75%, 2/1/2028	75,000	80,165

		493,610

TOTAL CORPORATE BONDS (Cost $30,917,436)		30,988,226

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Notes
0.13%, 1/31/2023	190,000	190,000
0.13%, 2/28/2023	2,375,000	2,374,907
0.13%, 4/30/2023	2,810,000	2,809,122
0.13%, 1/15/2024	2,640,000	2,632,266
0.13%, 2/15/2024	2,460,000	2,452,216
0.38%, 4/15/2024	25,000	25,062
0.25%, 5/15/2024	600,000	599,063
0.50%, 2/28/2026	15,000	14,822

Investments	Principal Amount ($)	Value ($)
0.75%, 4/30/2026	300,000	299,437

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,388,930)		11,396,895

ASSET-BACKED SECURITIES — 15.2%
ACC Trust Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	126,961	130,565
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.95%, 2/18/2025 (a)	225,000	227,147
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.26%, 4/22/2031 (a)(g)	200,000	199,949
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 7/20/2030 (a)(g)	337,000	337,000
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	157,893	158,524
CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	185,000	188,794
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	197,080
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 0.99%, 1/20/2028 (a)(g)	203,594	203,450
Series 2019-1A, Class AR, 1.29%, 4/20/2032 (a)(g)	250,000	249,937
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026‡ (a)	200,000	205,791
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	250,878
Dryden 49 Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.14%, 7/18/2030 (a)(g)	300,000	299,924
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	185,000	193,258
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	196,543

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	195,000	201,712
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	210,283
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	158,381	158,624
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	183,015	183,161
First Investors Auto Owner Trust Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	163,000	166,804
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	191,952	192,394
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class F, 6.82%, 4/15/2025 (a)	160,000	165,044
Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	145,000	152,395
FREED ABS Trust Series 2021-1CP, Class B, 1.41%, 3/20/2028‡ (a)	185,000	185,876
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 1.13%, 7/24/2030 (a)(g)	250,000	249,937
Series 2015-21A, Class AR, 1.21%, 4/20/2031 (a)(g)	250,000	250,187
GLS Auto Receivables Issuer Trust Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	181,804
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 1.26%, 1/20/2031 (a)(g)	250,000	250,150
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	225,000	231,106
LL ABS Trust Series 2019-1A, Class B, 3.52%, 3/15/2027‡ (a)	200,000	202,384
LMREC LLC Series 2021-CRE4, Class A, 1.16%, 4/22/2037 (a)(g)	184,000	184,000
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.18%, 4/15/2029 (a)(g)	250,000	249,937
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	193,424

Investments	Principal Amount ($)	Value ($)
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	184,000	184,674
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	233,000	233,803
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	100,000	100,249
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 7/20/2031 (a)(g)(h)	354,000	354,000
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027‡ (a)	178,000	178,177
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	167,173	166,536
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	172,481
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	186,000	186,363
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 0.96%, 2/20/2028 (a)(g)	167,102	166,438
Series 2021-2A, Class A1, 0.99%, 5/20/2029 (a)(g)	200,000	199,950
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026‡ (a)	200,000	201,027
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	175,000	177,015
Santander Drive Auto Receivables Trust Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	189,759
Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	175,000	179,040
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027‡ (a)	175,000	182,012
Upstart Pass-Through Trust Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	219,000	219,104
Upstart Securitization Trust Series 2019-3, Class B, 3.83%, 1/21/2030‡ (a)	250,000	256,107

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value( $)
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	275,000	275,930
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 1.26%, 7/18/2031 (a)(g)	150,000	150,065
Westlake Automobile Receivables Trust
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	181,194
Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	260,409
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	251,039

TOTAL ASSET-BACKED SECURITIES (Cost $11,100,232)		11,113,434

MORTGAGE-BACKED SECURITIES - 9.3%
FHLMC UMBS, 15 Year Pool # ZS6689, 2.50%, 4/1/2028	325,034	341,353
FNMA UMBS, 15 Year
Pool # FM2072, 3.00%, 12/1/2031	421,443	445,936
Pool # MA4329, 2.00%, 5/1/2036	2,516,371	2,601,507
Pool # MA4360, 2.00%, 6/1/2036	500,000	516,916
FNMA UMBS, 30 Year Pool # BM1285, 4.50%, 5/1/2047	271,414	297,036
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2036(h)	480,000	485,831
TBA, 2.50%, 6/25/2036(h)	930,000	970,852
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 6/25/2051(h)	100,000	104,439
GNMA II, 30 Year
Pool # MA6089, 3.00%, 8/20/2049	82,698	86,317
Pool # MA6153, 3.00%, 9/20/2049	79,341	83,289
Pool # MA6218, 3.00%, 10/20/2049	66,779	70,023
Pool # MA6283, 3.00%, 11/20/2049	62,737	65,424
Pool # MA7257, 3.50%, 3/20/2051	196,579	208,376
Pool # MA7312, 2.50%, 4/20/2051	189,385	196,498

Investments	Principal Amount ($)	Value ($)
GNMA II, Single Family, 30 Year TBA, 3.00%, 6/15/2051(h)	360,000	375,546

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,848,064)		6,849,343

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%
Beast Mortgage Trust Series 2021-1818, Class B, 1.70%, 3/15/2036‡ (a)(g)	179,000	179,223
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class D, 5.09%, 3/10/2047 (a)(g)	250,000	268,733
Series 2014-GC23, Class C, 4.43%, 7/10/2047‡(g)	200,000	214,639
Series 2015-GC27, Class B, 3.77%, 2/10/2048‡	200,000	214,041
Series 2015-GC27, Class C, 4.42%, 2/10/2048‡(g)	440,000	470,364
Series 2015-GC31, Class C, 4.05%, 6/10/2048‡(g)	250,000	263,359
COMM Mortgage Trust
Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a)(g)	200,000	215,220
Series 2015-CR26, Class B, 4.48%, 10/10/2048‡(g)	200,000	221,808
Series 2015-PC1, Class B, 4.32%, 7/10/2050(g)	200,000	218,916
Commercial Mortgage Trust Series 2014-CR20, Class C, 4.50%, 11/10/2047(g)	100,000	104,438
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.43%, 8/25/2027(g)	3,669,717	92,448
Series K028, Class X3, IO, 1.66%, 6/25/2041(g)	4,629,000	144,397
Series K111, Class X3, IO, 3.18%, 4/25/2048(g)	405,000	97,742
Series K110, Class X3, IO, 3.40%, 6/25/2048(g)	380,000	96,584
Series K119, Class X3, IO, 2.73%, 9/25/2048(g)	460,000	97,561
Series K115, Class X3, IO, 2.96%, 9/25/2048(g)	430,000	96,182
Series K125, Class X3, IO, 2.65%, 2/25/2049(g)	460,000	97,145
GS Mortgage Securities Trust
Series 2016-GS3, Class C, 4.00%, 10/10/2049‡(g)	165,000	166,533
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a)(g)	250,000	244,532

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	186,185
Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	150,000	157,640
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡(g)	150,000	160,967
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 1.35%, 12/15/2037 ‡(a)(g)	175,000	174,781
Life Mortgage Trust Series 2021-BMR, Class C, 1.20%, 3/15/2038 ‡(a)(g)	195,000	195,244
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 1.70%, 4/15/2038 ‡(a)(g)	250,000	250,150
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D, 5.05%, 2/15/2047 (a)(g)	175,023	183,819
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049 ‡ (a)(g)	185,013	184,281
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 1.75%, 4/14/2038 ‡(a)(g)	166,500	166,084
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048‡	225,000	237,563
WFRBS Commercial Mortgage Trust Series 2014-C22, Class C, 3.76%, 9/15/2057(g)	225,000	237,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,621,252)		5,638,179

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Citigroup Mortgage Loan Trust Series 2006-AR9, Class 1A3, 0.57%, 11/25/2036 (g)	73,128	73,568
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 2.31%, 8/25/2033 (a)(g)	100,000	102,195
FHLMC, REMIC Series 3993, Class BC, 3.50%, 1/15/2027	425,000	464,469

Investments	Principal Amount ($)	Value ($)
Series 2673, Class PE, 5.50%, 9/15/2033	161,460	185,942
Series 4718, Class DA, 3.00%, 2/15/2047	467,756	490,607
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049 (g)	471,047	89,244
Series 5021, Class MI, IO, 3.00%, 10/25/2050	592,725	96,872
FHLMC, STRIPS Series 311, Class S1, IF, IO, 5.85%, 8/15/2043 (g)	607,510	117,030
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030 (g)	120,636	122,404
Series 2018-C05, Class 1M2, 2.44%, 1/25/2031 (g)	194,255	196,617
FNMA, REMIC Series 2012-136, Class DL, 3.50%, 12/25/2042	270,000	295,262
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	302,728	39,117
Legacy Mortgage Asset Trust Series 21-GS3, Class A1, 1.75%, 7/25/2061 (a)(f)	145,455	145,477
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a)(g)	188,000	188,432
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a)(f)	241,496	241,769
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a)(g)	178,494	179,018
VCAT Asset Securitization LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a)(f)	240,000	240,077
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a)(f)	236,001	236,136
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066‡ (a)(g)	144,000	144,395
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a)(f)	185,908	186,083
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a)(f)	153,464	153,469
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a)(f)	194,382	194,534

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a)(f)	211,205	211,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,374,820)		4,394,117

FOREIGN GOVERNMENT SECURITIES - 1.3%
Arab Republic of Egypt (Egypt) 3.88%, 2/16/2026 (a)	200,000	198,187
Dominican Republic Government Bond (Dominican Republic) 6.00%, 7/19/2028 (e)	150,000	170,578
Federal Republic of Nigeria (Nigeria) 6.50%, 11/28/2027 (e)	200,000	212,725
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (e)	30,000	29,063
Republic of Kenya (Kenya) 7.00%, 5/22/2027 (e)	200,000	220,100
Ukraine Government Bond (Ukraine) 7.75%, 9/1/2024 (e)	100,000	109,988

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $942,183)		940,641

MUNICIPAL BONDS - 0.2%
California - 0.2%
California Housing Finance Series 2021-1, Class X, Rev., 0.80%, 6/20/2021 (g) (Cost $150,055)	2,200,000	153,369

	Shares
SHORT-TERM INVESTMENTS - 6.6%
INVESTMENT COMPANIES - 5.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (i)(j) (Cost $3,986,288)	3,984,296	3,986,288

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j) (Cost $85,410)	85,410	85,410

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Bills
0.03%, 7/1/2021 (k)(l)	198,000	197,998
0.08%, 2/24/2022 (l)	590,000	589,896

TOTAL U.S. TREASURY OBLIGATIONS (Cost $787,659)		787,894

TOTAL SHORT-TERM INVESTMENTS (Cost $4,859,357)		4,859,592

Total Investments - 104.1% (Cost $76,202,329)		76,333,796
Liabilities in Excess of Other Assets - (4.1)%		(2,994,358)

Net Assets - 100.0%		73,339,438

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $82,512.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2021.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	The rate shown is the effective yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	22	09/2021	USD	4,856,156	989
U.S. Treasury Ultra Bond	1	09/2021	USD	184,813	(471)

					518

Short Contracts
U.S. Treasury 5 Year Note	(20)	09/2021	USD	(2,476,406)	(2,071)
U.S. Treasury 10 Year Note	(29)	09/2021	USD	(3,823,469)	(3,459)
U.S. Treasury 10 Year Ultra Note	(12)	09/2021	USD	(1,737,188)	3,178
U.S. Treasury Long Bond	(1)	09/2021	USD	(156,250)	427

					(1,925)

					(1,407)

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - sell protection (a) as of May 31, 2021:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts)($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 990,000	97,203	8,649	105,852

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,702,060	$1,411,374	$11,113,434
Collateralized Mortgage Obligations	—	4,249,722	144,395	4,394,117
Commercial Mortgage-Backed Securities	—	2,381,502	3,256,677	5,638,179
Corporate Bonds	—	30,988,226	—	30,988,226
Foreign Government Securities	—	940,641	—	940,641
Mortgage-Backed Securities	—	6,849,343	—	6,849,343
Municipal Bonds	—	153,369	—	153,369
U.S. Treasury Obligations	—	11,396,895	—	11,396,895
Short-Term Investments
Investment Companies	3,986,288	—	—	3,986,288
Investment of Cash Collateral from
Securities Loaned	85,410	—	—	85,410
U.S. Treasury Obligations	—	787,894	—	787,894

Total Short-Term Investments	4,071,698	787,894	—	4,859,592

Total Investments in Securities	$4,071,698	$67,449,652	$4,812,446	$76,333,796

Appreciation in Other Financial Instruments
Futures Contracts	$4,594	$—	$—	$4,594
Swaps	—	8,649	—	8,649
Depreciation in Other Financial Instruments
Futures Contracts	(6,001)	—	—	(6,001)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,407)	$8,649	$—	$7,242

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$—	$—	$(517)	$(589)	$1,412,480	$—	$—	$—	$1,411,374
Collateralized Mortgage Obligations	—	—	397	—	143,998	—	—	—	144,395
Commercial Mortgage-Backed Securities	—	19	11,560	(1,840)	3,264,500	(17,562)	—	—	3,256,677

Total	$—	$19	$11,440	$(2,429)	$4,820,978	$(17,562)	$—	$—	$4,812,446

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $11,440.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements#

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$1,411,374	Discounted Cash Flow	Constant Prepayment Rate	0.00% -30.00% (15.97%)
			Yield (Discount Rate of Cash Flows)	1.19% - 2.42% (1.65%)

Asset-Backed Securities	1,411,374

	144,395	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	2.08% (2.08%)

Collateralized Mortgage Obligations	144,395

	3,090,593	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.70% - 3.86% (2.41%)

Commercial Mortgage-Backed Securities	3,090,593

Total	$4,646,362

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $166,084. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c)	$—	$27,797,709	$23,810,503	$(918)	$—	$3,986,288	3,984,296	$1,489	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	86,710	1,300	—	—	85,410	85,410	2	—

Total	$—	$27,884,419	$23,811,803	$(918)	$—	$4,071,698		$1,491	$—

(a)	Commencement of operations was March 1, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open future contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.